Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Claims recovery service income	[1]	$ 498,000	$ 18,542,000
Interest expense	[2]	289,169,000	121,011,000
Related Party [Member]
Related party expenses		200,000	400,000
Interest expense		226,500,000	84,700,000
VRM [Member]
Claims recovery service income		0	10,600,000
MSP Recovery Law Firm [Member]
Related party expenses		19,200,000	29,700,000
MSP Recovery Law Firm [Member] | Related Party [Member]
Related party expenses		$ 300	$ 400,000

[1]	For the years ended December 31, 2022 and 2021, Claims recovery service income included $10.6 million, and $11.5 million, respectively, of Claims recovery service income from VRM MSP. There was no claims recovery service income from VRM MSP for the year ended December 31, 2023. See Note 15, Related Party Transactions, for further details.
[2]	For the year ended December 31, 2023 and 2022, Interest expense included $226.5 million and $84.7 million, respectively, of interest expense to related parties. For the year ended December 31, 2021 the interest expense to related parties was de minimis.